Condensed Financial Information of the Company - Schedule of Company’s Reserves (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Schedule of Company’s Reserves [Line Items]
Balance	¥ 4,207,844		¥ 3,591,558	¥ 3,368,465
Loss for the year	¥ (13,643)	$ (1,869)	¥ (14,262)	(86,798)
Issue of ordinary shares (in Shares) | shares	533,923	533,923	470,066
Equity-settled bonus	¥ 40,719		¥ 55,466
Balance (in Dollars)	4,842,817		4,207,844	3,591,558
Exchange differences on translation of the Company	67,715	$ 9,277	84,629	287,996
Total comprehensive income for the year	54,072		70,367	201,198
Pre-IPO share option expenses			3,750	10,645
RSU expenses	20,924		27,753	11,460
Exercise of pre-IPO share options	6		7	17
Vesting of RSUs	(14,671)		(11,123)	(227)
Balance	4,842,817	$ 663,463	4,207,844	3,591,558
Capital and other reserves [Member]
Schedule of Company’s Reserves [Line Items]
Balance	5,072,015		4,526,096	4,504,201
Loss for the year
Issue of ordinary shares (in Shares) | shares	533,923	533,923	470,066
Equity-settled bonus	¥ 40,719		¥ 55,466
Balance (in Dollars)	5,652,916		5,072,015	4,526,096
Exchange differences on translation of the Company
Total comprehensive income for the year
Pre-IPO share option expenses			3,750	10,645
RSU expenses	20,924		27,753	11,460
Exercise of pre-IPO share options	6		7	17
Vesting of RSUs	(14,671)		(11,123)	(227)
Balance	5,652,916	$ 774,446	5,072,015	4,526,096
Exchange fluctuation reserve [Member]
Schedule of Company’s Reserves [Line Items]
Balance	40,883		(43,746)	(331,742)
Loss for the year
Issue of ordinary shares (in Shares) | shares
Equity-settled bonus
Balance (in Dollars)	108,598		40,883	(43,746)
Exchange differences on translation of the Company	67,715		84,629	287,996
Total comprehensive income for the year	67,715		84,629	287,996
Pre-IPO share option expenses
RSU expenses
Exercise of pre-IPO share options
Vesting of RSUs
Balance	108,598	$ 14,878	40,883	(43,746)
Accumulated losses [Member]
Schedule of Company’s Reserves [Line Items]
Balance	(905,054)		(890,792)	(803,994)
Loss for the year	¥ (13,643)		¥ (14,262)	(86,798)
Issue of ordinary shares (in Shares) | shares
Equity-settled bonus
Balance (in Dollars)	(918,697)		(905,054)	(890,792)
Exchange differences on translation of the Company
Total comprehensive income for the year	(13,643)		(14,262)	(86,798)
Pre-IPO share option expenses
RSU expenses
Exercise of pre-IPO share options
Vesting of RSUs
Balance	¥ (918,697)	$ (125,861)	¥ (905,054)	¥ (890,792)